Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	Related-Party Transactions
The Plan invests in the common stock of 1st Source. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA. During 2025, the Plan received $1,043,772 in common stock cash dividends from 1st Source.